Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Assets:
Land	$ 99,357	$ 102,347
Buildings and improvements	193,283	174,820
Projects under construction	8,592	4,129
Total investments in properties	301,232	281,296
Less accumulated depreciation and depletion	80,616	74,091
Net investments in properties	220,616	207,205
Real estate held for investment, at cost	7,176	7,306
Real estate held for sale, at cost	0	4,826
Investment in joint ventures	23,854	19,010
Net real estate investments	251,646	238,347
Cash and cash equivalents	0	419
Accounts receivable	987	778
Federal and state income taxes receivable	0	393
Unrealized rents	4,657	4,817
Deferred costs	8,208	7,449
Other assets	178	275
Total assets	265,676	252,478
Liabilities:
Line of credit payable	6,807	8,494
Secured notes payable, current portion	4,455	4,180
Secured notes payable, less current portion	31,557	36,011
Accounts payable and accrued liabilities	4,344	3,456
Environmental remediation liability	2,037	51
Bank overdraft	6	0
Federal and state income taxes payable	13	0
Deferred revenue	1,423	1,060
Deferred income taxes	16,436	14,541
Deferred compensation	1,453	1,400
Deferred lease intangible, net	14	45
Tenant security deposits	1,032	898
Total liabilities	69,577	70,136
Commitments and contingencies (Note 13 & 14)
Equity:
Common stock, $.10 par value; 25,000,000 shares authorized, 9,867,279 and 9,791,770 shares issued and outstanding, respectively	987	979
Capital in excess of par value	51,606	49,872
Retained earnings	143,486	131,497
Accumulated other comprehensive income (loss), net	20	(6)
Total shareholders' equity	196,099	182,342
Total liabilities and shareholders' equity	$ 265,676	$ 252,478